Long-Term Deposits	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
Long-Term Deposits
8. Long-Term Deposits

	Three months ended March 31, 2024	Year-ended December 31, 2023
Deposits on property and equipment	$4,509	$5,305
Other long-term deposits	95	95

Total long-term deposits	$4,604	$5,400

8. Long-Term Deposits

	December 31, 2023	December 31, 2022
Deposits on property and equipment	$5,305	$4,873
Other long-term deposits	95	68

Total long-term deposits	$5,400	$4,941